Schedule of Restricted Stock Unit Compensation Expense And Grant Date Fair Value (Detail) - USD ($) $ in Thousands	4 Months Ended	5 Months Ended	12 Months Ended
	Jul. 31, 2017	Dec. 31, 2017	Mar. 31, 2017
Predecessor
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Restricted stock unit compensation expense	$ 1,644		$ 745
Restricted Stock Units (RSUs)
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Restricted stock unit compensation expense		$ 3,731
Restricted Stock Units (RSUs) | Predecessor
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Grant date fair value of restricted stock units vested	10		3,754
Restricted stock unit compensation expense	$ 2		$ 2,425